Award Timing Disclosure	12 Months Ended
Nov. 03, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Compensation
Our equity awards serve as a long-term incentive and retention tool for our executive officers, and reflect the value we place on their contributions to Broadcom. In addition, our distinctive approach in granting PSU awards and multi-year equity awards continues to provide our executive officers with a strong incentive to remain with and build value in Broadcom over an extended period.
The Compensation Committee believes that granting RSU and PSU awards furthers the objectives of our compensation philosophy by motivating strategic financial performance improvement and outstanding stockholder returns. By doing so, the interests of our executive officers are closely aligned with our stockholders’ interests.
We have not granted stock options since 2015, other than options granted as substitutes for a target company’s options due to an acquisition, and we do not make any grants of stock appreciation rights or similar option-like instruments. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
As part of the annual equity program for our executive officers (other than our CEO), the Compensation Committee reviews in March of each year the scope, responsibilities and achievements of our executive officers and the criticality of our executive officers to Broadcom’s strategic roadmap. The Compensation Committee also reviews the executive officers’ unvested equity value and the external market competitiveness of the executive officers’ equity awards to assess the retention risk of our executive officers in an extremely competitive talent market for executives with successful track records.
Based on the review of these factors, the Compensation Committee may grant an annual equity award to all, some or none of our executive officers. If the Compensation Committee determines that a grant of an annual equity award is warranted, the award is typically comprised of 50% in the form of RSU awards and 50% in the form of PSU awards at target.
Annual Equity Award Granted in Fiscal 2024
As described above, the Compensation Committee in March 2024 reviewed the scope, responsibilities, achievements and business criticality of Ms. Spears, Mr. Brazeal and Dr. Kawwas, including their unvested equity awards and retention risk. The Compensation Committee did not grant Ms. Spears an annual equity award upon assessing the unvested equity retentive hold and external market competitiveness of Ms. Spears’ overall total compensation. The Compensation Committee did not grant Dr. Kawwas an annual equity award because the equity award he received in fiscal 2023 (the “2023 Kawwas PSU Award”) was front-loaded to cover five years of annual equity awards. The Compensation Committee does not intend to grant an annual equity award to Dr. Kawwas during the five-year vesting period of the 2023 Kawwas PSU Award.
The Compensation Committee, however, believed that an annual equity award to Mr. Brazeal was warranted after reviewing all of the above-mentioned factors. Mr. Brazeal had led the effort to obtain regulatory approvals from U.S. and international regulatory bodies for over a year and a half to complete the VMware acquisition in a challenging regulatory and geopolitical environment. The Compensation Committee also considered the fact that the VMware acquisition was not only a transformative acquisition for Broadcom, but it was one of the largest technology acquisitions to date. Mr. Brazeal had completed the VMware acquisition at a time when it was extremely difficult to receive regulatory approval for acquisitions and when some companies had terminated their intent to acquire companies due to such difficulty. With the completion of the VMware acquisition, Mr. Brazeal had demonstrated his criticality to the success of Broadcom’s strategy that includes mergers and acquisitions. The Compensation Committee also assessed the hyper-competitive market for executive talent of Mr. Brazeal’s caliber with proven extraordinary achievement, as demonstrated by the completion of the VMware acquisition and successful track record of managing global legal risks, overseeing compliance and public affairs across multiple global jurisdictions, and leading a large-scale global legal team. Based on these considerations, to mitigate retention risks and to encourage Mr. Brazeal’s continued contributions to Broadcom’s transformative growth strategy, the Compensation Committee granted an annual equity award of 200,000 shares to Mr. Brazeal under the annual equity program (the “2024 Brazeal Award”) in March 2024.
Fifty percent of the 2024 Brazeal Award is in the form of a service-based RSU award and the other 50% is in the form of a PSU award, assuming target performance. The 2024 Brazeal Award vests as to 25% of the underlying shares on each annual anniversary of the grant date, subject to Mr. Brazeal’s continued employment on the relevant vesting date and, with respect to the PSU award, attainment of the performance goals set forth below.
To continue to closely align Mr. Brazeal’s interests with those of our stockholders, the PSU award may be earned, if at all, based on our TSR performance relative to the S&P 500 (“Relative TSR”) and absolute TSR performance, over four overlapping performance periods, commencing on March 2, 2024 and ending on each March 1st of 2025, 2026, 2027 and 2028. The number of shares that may be earned is capped at 25% of the target number of shares subject to the PSU award for each of the first three performance periods, even if performance exceeds target performance. In the aggregate, up to 200% of the total target number of shares subject to the applicable PSU award may be earned, if for the fourth performance period our Relative TSR is at or above the 75th percentile of the S&P 500 and our absolute TSR is not negative. Within 60 days after the end of each performance period, the Compensation Committee will determine the number of shares earned based on our Relative TSR over the performance period expressed as a percentile as follows:

•	Relative TSR less than the 25th percentile, no shares will be earned for that performance period.

•	Relative TSR at the 25th percentile, 50% of the target number of shares subject to that performance period will be earned.

•	Relative TSR at or above the 50th percentile, 100% of the target number of shares subject to that performance period will be earned.

Award Timing Method
The Compensation Committee believes that granting RSU and PSU awards furthers the objectives of our compensation philosophy by motivating strategic financial performance improvement and outstanding stockholder returns. By doing so, the interests of our executive officers are closely aligned with our stockholders’ interests.
We have not granted stock options since 2015, other than options granted as substitutes for a target company’s options due to an acquisition, and we do not make any grants of stock appreciation rights or similar option-like instruments. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false